Cover	12 Months Ended
Nov. 28, 2025
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Adobe Inc.
Entity Central Index Key	0000796343